United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                   Form N-Q
                   Quarterly Schedule of Portfolio Holdings
                of Registered Management Investment Companies




                                   811-4577

                     (Investment Company Act File Number)


                      Federated Income Securities Trust
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)



                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000


                                (412) 288-1900
                       (Registrant's Telephone Number)


                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                      Date of Fiscal Year End: 11/30/06


                 Date of Reporting Period: Quarter ended 2/28/06







Item 1.     Schedule of Investments






FEDERATED CAPITAL INCOME FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

       Shares or
       Principal
         Amount                                                                     Value

                         COMMON STOCKS--39.9%
                         Consumer Discretionary--2.1%
         18,700          Clear Channel Communications, Inc.                   $    529,210
         71,600          Credit Suisse, PERC, JNY                                 2,087,140
         25,900          Gannett Co., Inc.                                        1,609,944
         89,700          Mattel, Inc.                                             1,511,445
         38,700          McDonald's Corp.                                         1,351,017
         47,600          Newell Rubbermaid, Inc.                                  1,183,812
        180,000          Pearson PLC, ADR                                         2,241,000
                             TOTAL                                                10,513,568
                         Consumer Staples--4.1%
         72,500          Altria Group, Inc.                                       5,212,750
         52,600          Coca-Cola Co.                                            2,207,622
         9,900           Colgate-Palmolive Co.                                     539,352
         18,600          Kimberly-Clark Corp.                                     1,100,748
        143,000          Loews Corp. - Carolina Group                             6,791,070
         10,900          PepsiCo, Inc.                                             644,299
        107,600          Sara Lee Corp.                                           1,901,292
         55,800          Unilever PLC, ADR                                        2,318,490
                             TOTAL                                                20,715,623
                         Energy--5.9%
        104,100          Chevron Corp.                                            5,879,568
         36,300          ConocoPhillips                                           2,212,848
        176,300          Exxon Mobil Corp.                                        10,466,931
         42,200          Kinder Morgan, Inc.                                      3,915,316
         18,300          Marathon Oil Corp.                                       1,291,980
         6,000           Occidental Petroleum Corp.                                549,240
         55,100          Royal Dutch Shell PLC                                    3,332,448
         19,000          Total  SA, ADR, Class B                                  2,396,470
                             TOTAL                                                30,044,801
                         Financials--11.7%
         39,800          Ace, Ltd.                                                2,218,054
        147,600          Allstate Corp.                                           8,085,528
        149,333          Bank of America Corp.                                    6,846,918
         48,200          Bank of New York Co., Inc.                               1,650,368
         58,300          Barclays PLC, ADR                                        2,732,521
         27,600          Capital Federal Financial                                 909,696
         7,000           Chubb Corp.                                               670,250
        183,800          Citigroup, Inc.                                          8,522,806
         39,900          Comerica, Inc.                                           2,287,068
         17,400          Federal Home Loan Mortgage Corp.                         1,172,586
         9,400           Federal National Mortgage Association                     513,992
         42,600          Gallagher (Arthur J.) & Co.                              1,256,274
         68,900          J.P. Morgan Chase & Co.                                  2,834,546
         57,300          Lloyds TSB Group PLC, ADR                                2,243,295
         56,700          Mellon Financial Corp.                                   2,046,303
         37,500          Morgan Stanley                                           2,237,250
         50,500          Nationwide Financial Services, Inc., Class A             2,164,430
        183,600          New York Community Bancorp, Inc.                         3,097,332
         15,300          PartnerRe Ltd.                                            927,333
         11,700          RenaissanceRe Holdings Ltd.                               521,235
        132,900          U.S. Bancorp                                             4,107,939
         7,100           UBS AG - U.S. issue                                       754,233
         12,900          Washington Mutual, Inc.                                   550,830
         18,600          Wells Fargo & Co.                                        1,194,120
                             TOTAL                                                59,544,907
                         Health Care--3.2%
         83,100          GlaxoSmithKline PLC, ADR                                 4,223,142
         37,500          Johnson & Johnson                                        2,161,875
        220,100          Pfizer, Inc.                                             5,764,419
         86,800          Wyeth                                                    4,322,640
                             TOTAL                                                16,472,076
                         Industrials--2.8%
         32,700          Cendant Corp.                                             543,474
         82,900          Credit Suisse, PERC, TYC                                 2,133,846
        204,700          General Electric Co.                                     6,728,489
         97,300     (1)  Morgan Stanley & Co., CBI, PERCS                         2,341,525
         40,800          TNT NV, ADR                                              1,327,632
         8,400           Union Pacific Corp.                                       743,820
         17,100          Waste Management, Inc.                                    568,746
                             TOTAL                                                14,387,532
                         Information Technology--0.7%
         12,000          Automatic Data Processing, Inc.                           554,280
         24,400          Intel Corp.                                               502,640
        117,700          Nokia Oyj, ADR, Class A                                  2,186,866
         14,900          Paychex, Inc.                                             596,745
                             TOTAL                                                3,840,531
                         Materials--2.4%
         18,200          Air Products & Chemicals, Inc.                           1,167,712
         38,000          Alcoa, Inc.                                              1,114,160
         33,800          Du Pont (E.I.) de Nemours & Co.                          1,360,112
         65,300          International Flavors & Fragrances, Inc.                 2,261,339
         9,400           PPG Industries, Inc.                                      569,922
         33,700          Southern Copper Corp.                                    2,684,205
        146,900          UPM - Kymmene OY, ADR                                    3,118,687
                             TOTAL                                                12,276,137
                         Telecommunication Services--4.0%
        267,549          AT&T, Inc.                                               7,381,676
         33,206          Alltel Corp.                                             2,096,958
         22,600          BCE, Inc.                                                 548,276
         54,700          BellSouth Corp.                                          1,727,426
        192,300          Magyar Telekom, ADR                                      4,470,975
        139,000          Telstra Corp. Ltd., ADR                                  1,994,650
         34,000          Verizon Communications                                   1,145,800
         52,200          Vodafone Group PLC, ADR                                  1,008,504
                             TOTAL                                                20,374,265
                         Utilities--3.0%
         17,300          Black Hills Corp.                                         598,061
         21,700          Duke Energy Corp.                                         616,280
         34,500          Energias de Portugal SA, ADR                             1,204,740
         18,600          Equitable Resources, Inc.                                 676,296
         50,900          Northeast Utilities Co.                                   998,658
         64,351          ONEOK, Inc.                                              1,968,497
         92,600          Pinnacle West Capital Corp.                              3,801,230
         14,400          RWE AG, RDC                                              1,238,040
        209,500          Scottish & Southern Energy PLC, ADR                      4,215,538
                             TOTAL                                                15,317,340
                             TOTAL COMMON                                        203,486,780
                             STOCKS
                              (IDENTIFIED COST $173,933,207)

                         CORPORATE BONDS--2.9%
                     Basic Industry - Metals & Mining--0.3%
  $    1,500,000         Placer Dome, Inc., Bond, 8.5%, 12/31/2045                1,539,398
                         Basic Industry - Paper--0.4%
       1,400,000         Louisiana-Pacific Corp., 8.875%, 8/15/2010               1,556,478
        400,000          Westvaco Corp., Sr. Deb., 7.5%, 6/15/2027                 434,805
                             TOTAL                                                1,991,283
                      Communications - Media Noncable--0.6%
       1,000,000         British Sky Broadcasting Group PLC, 8.2%, 7/15/2009      1,085,184
       1,500,000         News America Holdings, Note, 8.15%, 10/17/2036           1,828,681
                             TOTAL                                                2,913,865
                    Communications - Telecom Wirelines--0.3%
       1,500,000         Telecom de Puerto Rico, Note, 6.65%, 5/15/2006           1,503,944
                      Consumer Cyclical - Automotive--0.3%
       1,500,000         General Motors Acceptance, 6.875%, 9/15/2011             1,344,549
                     Consumer Cyclical - Entertainment--0.1%
        500,000          Time Warner, Inc., Deb., 8.11%, 8/15/2006                 506,378
                         Container & Glass Products--0.2%
        360,000          Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007       342,900
        950,000     (1)  Vitro SA, Note, Series 144A, 11.75%, 11/01/2013           902,500
                             TOTAL                                                1,245,400
                      Financial Institution - Banking--0.3%
       1,500,000         Corp Andina De Fomento, Bond, 7.375%, 1/18/2011          1,613,135
                         Financial Institution - Insurance - P&C--0.4%
       2,000,000    (1)  MBIA Global Funding LLC, 2.875%, 11/30/2006              1,964,319
                             TOTAL CORPORATE BONDS

                             (IDENTIFIED COST $15,005,439)                        14,622,271

                         PREFERRED STOCKS--1.0%
                         Financials--1.0%
         59,300          Chubb Corp., PRIDES, $1.75, Annual Dividend              2,015,014
         8,800           Washington Mutual, Inc., Conv. Pfd., $2.69, Annual
                         Dividend                                                  476,520
        110,400          XL Capital Ltd., PEPs, $1.63, Annual Dividend            2,499,456
                     TOTAL PREFERRED STOCKS (DENTIFIED COST
                             $4,789,913)                                          4,990,990

                         MUTUAL FUNDS--53.3%(2)
       4,792,570         Emerging Markets Fixed Income Core Fund                  93,464,067
       6,710,758         Federated Mortgage Core Portfolio                        66,436,502
       16,632,594        The High Yield Bond Portfolio                           112,436,336
                             TOTAL MUTUAL FUNDS (IDENTIFIED COST                 272,336,905
                             $252,735,903)

                         REPURCHASE AGREEMENT--2.8%
  $    14,634,000        Interest in $3,700,000,000 joint repurchase
                         agreement 4.58%, dated 2/28/2006 under which Bank
                         of America N.A., will repurchase U.S. Government
                         Agency securities with various maturities to
                         4/1/2035 for $3,700,470,722 on 3/1/2006. The
                         market value of the underlying securities at the
                         end of the period was $3,774,000,000. (AT
                         AMORTIZED COST)                                          14,634,000
                             TOTAL INVESTMENTS -                                  510,070,946
                             99.9%
                              (IDENTIFIED COST $461,098,462)(3)
                             OTHER ASSETS AND LIABILITIES - NET- 0.1%              568,237
                             TOTAL NET ASSETS - 100%                          $  510,639,183





===========================================================================================

       Denotes a restricted security, including securities purchased under 1 Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2006, these securities amounted to $5,208,344 which represents 1.0% of total net assets.
     2 Affiliated companies.
     3 The cost of investments for federal tax purposes amounts to $461,484,376.
       The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $48,586,570. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $53,228,476 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,641,906.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Municipal bond prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may invest in Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the fund by calling 1-800-341-7400.

The Fund may also invest in Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the Portfolio. A copy of EMCORE's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.




The following acronyms are used throughout this portfolio:

ADR         --American Depositary Receipt
PEPS        --Participating Equity Preferred Stock
PERC        -- Preferred Equity Redemption Stock
PERCS       --Preferred Equity Redemption Cumulative Stock
PRIDES      --Preferred Redeemable Increased Dividend Equity Securities






Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        April 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /s/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        April 21, 2006


By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
Date        April 24, 2006